Other Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other accounts payable	R$ 1,438,526	R$ 1,246,853
Other accounts payable, current	859,456	601,619
Other accounts payable, noncurrent	579,070	645,234
Fair Value Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	753,584	738,703
Generation Deviation Wind Projects [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	299,264	184,813
Public Lighting Rate Collected [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	68,253	52,520
Payments Returns To Consumers [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	60,498	50,652
Aneel Order Provision [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	42,164	38,145
Pledges In Guarantee [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	43,297	29,924
Financial Offset For Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	31,352	28,511
Other Liabilities Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	R$ 140,114	R$ 123,585